Leases - Disclosure Of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Current	$ 35	$ 34
Non-current	384	416
Total	419	450
US dollars [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	374	385
Sterling [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	6	10
Euros [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	5	7
Others [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	$ 34	$ 48